Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 22.0	$ 24.1	$ 21.9
Fees for other services provided to HSBC	124.6	131.8	126.2
– audit of HSBC’s subsidiaries	80.8	85.7	75.7
– audit-related assurance services	25.0	26.0	26.4
– other assurance services	18.8	20.1	24.1
Year ended 31 Dec	$ 146.6	$ 155.9	$ 148.1